Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities
11.	Accounts payable and accrued liabilities

	31-Dec-25	31-Dec-24
Corporate payables	$8,828,351	$3,380,341
Related party payable (Note 21)	441,759	102,123
	$9,270,110	$3,482,464